GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global multi-channel advertising technology company that delivers synergistic solutions across all major channels of digital advertising – including search, social media, display, video and connected TV (CTV). These channels converge at Perion’s intelligent HUB (iHUB), which connects the Company’s demand and supply assets, providing significant benefits to brands and publishers.